Available-For-Sale Marketable Securities (Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	$ 26,063	$ 50,789
Gross unrealized gains	153	408
Gross unrealized losses	(66)	(121)
Available-for-sale securities Fair value	26,150	51,076
Government Debentures - Fixed And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	1,443	5,849
Gross unrealized gains	22	70
Available-for-sale securities Fair value	1,465	5,919
Corporate Debenture - Fix And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	24,620	44,940
Gross unrealized gains	131	338
Gross unrealized losses	(66)	(121)
Available-for-sale securities Fair value	$ 24,685	$ 45,157